Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Inventories
Summary of inventories

The following table summarizes the Company’s inventories (in thousands):

	June 30,	December 31,
	2023	2022
Raw materials	$65,793	41,265
Work-in-progress	3,589	1,962
Finished goods	17,443	16,743
Total inventories	$86,825	$59,970

A summary of inventories is as follows at December 31 (in thousands):

	December 31,	December 31,
	2022	2021
Raw materials	$41,265	19,853
Work-in-progress	1,962	1,122
Finished goods	16,743	15,268
Total inventories	$59,970	$36,243